Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Provision for income taxes	$ 0	$ 0
Net valuation allowance change	(1,800,000)	4,700,000
Cumulative change in ownership	50.00%
Cumulative change in ownership period	3 years
Significant change to its unrecognized tax benefits over the next twelve months	0
Income tax examination years	The tax years 1998 through 2013 remain open to examination by the major taxing authorities.
Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforward	152,100,000
Domestic Tax Authority [Member] | Minimum [Member]
Income Tax [Line Items]
NOL carry forward expiry date	2024
Domestic Tax Authority [Member] | Maximum [Member]
Income Tax [Line Items]
NOL carry forward expiry date	2033
Domestic Tax Authority [Member] | Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Research and development tax credit carry forwards	6,200,000
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating loss carryforward	152,200,000
State and Local Jurisdiction [Member] | Minimum [Member]
Income Tax [Line Items]
NOL carry forward expiry date	2014
State and Local Jurisdiction [Member] | Maximum [Member]
Income Tax [Line Items]
NOL carry forward expiry date	2033
State and Local Jurisdiction [Member] | Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Research and development tax credit carry forwards	$ 3,200,000